Summary of Significant Accounting Policies (Policies)	6 Months Ended
Oct. 13, 2024
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its directly and indirectly wholly owned subsidiaries: Pinstripes, Inc., Pinstripes at Prairiefire, Inc., Pinstripes Illinois, LLC, and Pinstripes, Hillsdale, LLC. All intercompany accounts and transactions have been eliminated in consolidation.
Principles of consolidation
The accompanying consolidated financial statements include the accounts of the Company and its directly and indirectly wholly owned subsidiaries: Pinstripes, Inc., Pinstripes at Prairiefire, Inc., Pinstripes Illinois, LLC, and Pinstripes, Hillsdale, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

Fiscal Years
Fiscal Years
The Company’s fiscal year consists of 52/53-weeks ending on the last Sunday in April. The fiscal year ended April 28, 2024 contained 52 weeks. In a 52-week fiscal year, the first, second and third fiscal quarters each contain twelve weeks and the fourth fiscal quarter contains sixteen weeks. In a 53-week fiscal year, the first, second and third fiscal quarters each contain twelve weeks and the fourth fiscal quarter contains seventeen weeks.
Fiscal years
The Company’s fiscal year consists of 52/53-weeks ending on the last Sunday in April. The fiscal year ended April 30, 2023 contained 53 weeks and the fiscal year ended April 28, 2024 contained 52 weeks. In a 52-week fiscal year, the first, second and third fiscal quarters each contain twelve weeks and the fourth fiscal quarter contains sixteen weeks. In a 53-week fiscal year, the first, second and third fiscal quarters each contain twelve weeks and the fourth fiscal quarter contains seventeen weeks.

Use of Estimates
Use of Estimates
The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Use of estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash cash cash equivalents
Cash and cash equivalents
Management considers transaction settlements in process from credit card companies and all highly-liquid investments with original maturities of three months or less to be cash equivalents. Amounts due from credit card transactions with settlement terms of less than five days are included in cash and cash equivalents.
Cash, cash equivalents and restricted cash
Management considers transaction settlements in process from credit card companies and all highly-liquid investments with original maturities of three months or less to be cash equivalents. Amounts due from credit card transactions with settlement terms of less than five days are included in cash and cash equivalents.
Restricted cash	Restricted cash includes cash held to secure a letter of credit, with legally restricted cash collateral provisions, for the benefit of a landlord in exchange for a liquor license for the Company.
Accounts receivable
Accounts receivable
Accounts receivable primarily includes amounts due from the service provider processing customer event deposits and amounts due from third-party gift card distributors. The Company monitors the collectability of its receivables with customers based on the length of time the receivable is past due and historical experience. Historically, the amounts of bad debt losses have been de minis.

Prepaid Expenses	Prepaid Expenses Prepaid expenses and deposits consist primarily of prepaid insurance premiums.
Inventories	Inventories Inventory, which consists of food and beverages used in operations, is valued at the lower of cost or net realizable value on a first-in, first-out basis (see Note 4).
Property and equipment
Property and equipment
Property and equipment are carried at cost less accumulated depreciation. Depreciation is computed on the straight-line method, based on assets’ useful lives or the shorter of the estimated useful lives or the terms of the underlying leases of the related leasehold improvements. Estimated depreciable lives for categories of property and equipment follow:

Depreciable Life - Years
Furniture, fixtures, and equipment	3 - 10
Leasehold improvements	10 - 20
Building and building improvements	15 - 30
Software	3 - 7
Repairs and maintenance are expensed as incurred. Upon sale or retirement, the related cost and accumulated depreciation are removed from the respective accounts, and any resulting gain or loss is included in operating income.

Impairment of long-lived assets
Impairment of long-lived assets
Long-lived assets, such as property and equipment, and operating lease right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In determining the recoverability of the asset value, an analysis is performed at the individual store level, since this is the lowest level of identifiable cash flows, and primarily includes an assessment of historical cash flows and other relevant factors and circumstances, including the maturity of the store, changes in the economic environment and future operating plans. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment loss is recognized for the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. The fair value is estimated through the cost and income approach.
Projecting undiscounted future cash flows requires the use of estimates and assumptions that are largely unobservable, and classified as Level 3 inputs in the fair value hierarchy. If actual performance does not achieve such projections, the Company may be required to recognize impairment charges in futures periods and such charges could be material.
Due to certain market and operating conditions, the Company recorded an impairment charge of $2,363 primarily related to leasehold improvements and furniture, fixtures and equipment for the fiscal year ended April 30, 2023, with no impairment charges recorded in fiscal year 2024.

Leases
Leases
Leases are recognized in accordance with ASC 842. The Company leases various assets, including real estate, retail buildings, restaurant equipment and office equipment.
The Company has made an accounting policy election applicable to all asset classes not to record leases with an initial term of twelve months or less on the balance sheet as allowed within ASC 842. For leases with an initial term greater than 12 months, a related lease liability is recorded on the balance sheet at the present value of future fixed payments discounted at the Company’s estimated fully collateralized borrowing rate corresponding with the lease term (i.e., incremental borrowing rate). In addition, a right-of-use asset is recorded as the initial amount of the lease liability, plus any initial direct costs incurred and lease prepayment, less any tenant improvement allowance incentives received. Most of the Company’s leases include one or more options to renew, with terms that can extend from 5-10 years. To determine the expected lease term, we excluded all options as it is not reasonably certain we would exercise these options.
Lease payments include fixed payments and variable payments for common area maintenance costs, real estate taxes, insurance related to leases or additional rent based upon sales volume (variable lease cost). Variable lease costs are expensed as incurred whereas fixed lease costs are recorded on a straight-line basis over the life of the lease. The Company does not separate lease and non-lease components (e.g. common area maintenance), which is a policy maintained for all asset classes. Leases do not contain any material residual value guarantee or material restrictive covenants.
The discount rate used to determine the amount of right-of-use assets and lease liabilities is the interest rate implicit in the lease, when known. If the rate is not implicit in the lease, the Company uses its incremental borrowing rate, which is derived based on available information at or near the commencement date.

Debt and equity issuance costs
Debt and equity issuance costs
Debt issuance costs and discounts are amortized into interest expense over the terms of the related loan agreements using the effective interest method or other methods which approximate the effective interest method. Debt issuance costs related to a recognized debt liability are presented on the consolidated balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with discounts.
Equity issuance costs incurred in connection with the warrants granted to the lenders are recorded as a reduction of additional paid-in capital.

Revenue
Food and beverage revenues and recreation revenues are recognized when payment is tendered at the point of sale as the performance obligation has been satisfied. Food and beverage revenues include the sale of food and beverage products. Recreation revenues include bowling and bocce sales. Revenues are recognized net of discounts and taxes. Event deposits received from guests are deferred and recognized as revenue when the event is held. Event deposits received from customers in advance are included in amounts due to customers in the condensed consolidated balance sheets in the amounts of $7,739 as of October 13, 2024 and $6,640 as of April 28, 2024.
The Company sells gift cards, which do not have expiration dates, and does not deduct non-usage fees from outstanding gift card balances. Gift card sales are initially recorded by the Company as a liability and subsequently recognized as revenue upon redemption by the customer. For unredeemed gift cards that the Company expects to be entitled to breakage and for which there is no legal obligation to remit the unredeemed gift card balances to the relevant jurisdictions, the Company recognizes expected breakage as revenue in proportion to the pattern of redemption by the customers. The determination of the gift card breakage is based on the Company’s specific historical redemption patterns. The contract liability related to our gift cards is included in amounts due to customers in the condensed consolidated balance sheets in the amounts of $1,743 as of October 13, 2024 and $1,993 as of April 28, 2024. The components of gift card revenue were as follows:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 13, 2024	October 15, 2023	October 13, 2024	October 15, 2023
Redemptions, net of discounts	$422	$369	$1,036	$883
Breakage	$103	$103	$240	$245
Gift card revenue, net	$525	$472	$1,276	$1,128
Revenues are reported net of sales tax collected from customers. Sales tax collected is included in other accrued liabilities on the condensed consolidated balance sheets until the taxes are remitted to the appropriate taxing authorities.
Revenue
Food and beverage revenues and recreation revenues are recognized when payment is tendered at the point of sale as the performance obligation has been satisfied. Food and beverage revenues include the sale of food and beverage products. Recreation revenues include bowling and bocce sales. Revenues are recognized net of discounts and taxes. Event deposits received from guests are deferred and recognized as revenue when the event is held. Event deposits received from customers in advance are included in amounts due to customers in the consolidated balance sheets in the amounts of $6,640 as of April 28, 2024 and $5,453 as of April 30, 2023.
The Company sells gift cards, which do not have expiration dates, and does not deduct non-usage fees from outstanding gift card balances. Gift card sales are initially recorded by the Company as a liability and subsequently recognized as revenue upon redemption by the customer. For unredeemed gift cards that the Company expects to be entitled to breakage and for which there is no legal obligation to remit the unredeemed gift card balances to the relevant jurisdictions, the Company recognizes expected breakage as revenue in proportion to the pattern of redemption by the customers. The determination of the gift card breakage is based on the Company’s specific historical redemption patterns. The contract liability related to gift cards is included in amounts due to customers in the consolidated balance sheets in the amounts of $1,993 as of April 28, 2024 and $1,896 as of April 30, 2023. The components of gift card revenue were as follows:

	Fiscal Year Ended
	April 28, 2024	April 30, 2023
Redemptions, net of discounts	$2,152	$1,415
Breakage	639	755
Gift card revenue, net	$2,791	$2,170
Revenues are reported net of sales tax collected from customers. Sales tax collected is included in other accrued liabilities on the consolidated balance sheets until the taxes are remitted to the appropriate taxing authorities.

Pre-opening costs
Pre-opening costs
Pre-opening costs, which are expensed as incurred, consist of expenses prior to opening a new store location and are made up primarily of manager salaries, relocation costs, recruiting expenses, payroll and training costs, marketing and travel costs. These costs also include occupancy costs recorded during the period between the date of possession and the date we begin operations at a location.
Pre-opening costs
Pre-opening costs, which are expensed as incurred, consist of expenses prior to opening a new store location and are made up primarily of manager salaries, relocation costs, recruiting expenses, payroll and training costs, marketing and travel costs. These costs also include occupancy costs recorded during the period between the date of possession and the date we begin operations at a location. Pre-opening costs were $8,889 and $4,935 for the fiscal years ended April 28, 2024 and April 30, 2023, respectively, due to preparations for new locations under construction.

Advertising Expense
Advertising Expense
Advertising costs are expensed as incurred in general and administrative expenses in the Company’s consolidated statements of operations. Marketing expenses related to new locations are recorded in preopening expenses in the consolidated statements of operations. Advertising costs incurred were as follows:

	Fiscal Year Ended
	April 28, 2024	April 30, 2023
General and administrative expenses	$4,958	$3,044
Pre-opening expenses	910	604
Advertising costs incurred	$5,868	$3,648

Store labor and benefits
Store labor and benefits
Store labor and benefits consists of all restaurant-level management and hourly labor costs including salaries, wages, benefits, bonuses and payroll taxes. Corporate-level employees payroll costs are classified within general and administrative expenses on the consolidated statements of operations.

Store occupancy costs, excluding depreciation	Store occupancy costs, excluding depreciation Store occupancy costs, excluding depreciation, consists of rent expense, common area maintenance costs, real estate taxes and utilities.
Other store operating expenses, excluding depreciation
Other store operating expenses, excluding depreciation
The other store operating expenses, excluding depreciation, include all other venue-level operating expenses such as kitchen supplies, repairs and maintenance, credit card and bank fees, third-party delivery service fees and event expenses, except for store labor and related benefits associated with employees.

Stock-based compensation
Stock-based compensation
The Company recognizes compensation expense for stock-based payment awards by charging the fair value of each award, as determined on its grant date, to earnings on a straight-line basis over each award’s requisite vesting period. The requisite service period for the Company’s stock options awards with service is derived by considering both the awards’ vesting period of five years and requisite service period derived from the market condition, which considers achievement of certain share prices. Forfeitures are recorded as they occur. The fair value of each option award is estimated on the date of grant based on the Black-Scholes option pricing model or Hull White Binomial Lattice option valuation model. Significant inputs used in these models include the expiration date of the option term, contractual option term, a risk-free interest rate, expected volatility and management’s estimate of the fair value of the Company’s common stock. The Company granted non-employee directors a restricted stock unit award during fiscal year 2024 and compensation expense is recognized based on the grant date fair value over the one-year vesting period (see Note 11).

Fair value of financial instruments
Fair value of financial instruments
U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:
Level 1 – observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 – include other inputs that are directly or indirectly observable in the marketplace.
Level 3 – unobservable inputs which are supported by little or no market activity.
The carrying value of the Company’s cash and cash equivalents, accounts receivable and accounts payable approximate fair market value due to the short term nature associated with these financial instruments. The fair value of our debt uses Level 3 inputs and Black-Derman-Toy (BDT) interest rate model (see Note 7). The fair value of warrant liabilities is determined using Level 3 inputs and the intrinsic value valuation method, as described in ASC 820 (see Note 12). Stock-based compensation is measured at the grant date using Level 2 inputs and Black-Scholes or Hull White Binomial Lattice option-pricing model (see Note 11).
The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis when events or circumstances indicate that the carrying amount of an asset may not be recoverable. These adjustments to fair value usually result from the write-downs of assets due to impairment.
Income taxes
Income taxes
The Company is taxed as a C corporation under which income taxes are accounted for using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized with respect to future tax consequences attributable to differences between the income tax basis of assets and liabilities and their carrying amounts for financial statement purposes. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date.

Classification of instruments as liabilities or equity
Classification of instruments as liabilities or equity
The Company has applied ASC 480, Distinguishing Liabilities from Equity, to classify as a liability or equity certain redeemable and/or convertible instruments, including the Company’s preferred stock. The Company determines the liability classification if the financial instrument is mandatorily redeemable for cash or by issuing a variable number of equity shares.
If the Company determines that a financial instrument should not be classified as a liability, it then determines whether the financial instrument should be presented between the liability section and the equity section of the balance sheet as temporary equity. The Company classifies financial instruments as temporary equity if the redemption of the preferred stock or other financial instrument is outside the control of the Company. Otherwise, the Company accounts for the financial instrument as permanent equity. As of April 28, 2024, redeemable convertible preferred stock was converted into common equity in conjunction with the Reverse Recapitalization (see Note 3).
The Company records temporary equity or permanent equity upon issuance at the fair value, or cash received.

Recently adopted and issued accounting standards
Recently adopted and issued accounting standards
In November 2023, the FASB issued Update 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures". This Update applies to all public entities that are required to report segment information in accordance with Topic 280. The amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The standard should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of adopting this new standard.
In December 2023, the FASB issued Update 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures". This Update applies to all entities that are subject to Topic 740. The amendments in this Update improve income tax disclosures primarily related to the rate reconciliation and income taxes paid information as well as the effectiveness of certain other income tax disclosures. The new standard is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The standard should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the impact of adopting this new standard.
Management reviewed the accounting pronouncements that became effective for the second quarter of fiscal year 2024 and determined that either they were not applicable, or they did not have a material impact on the condensed consolidated financial statements. Management also reviewed the recently issued accounting pronouncements to be adopted in future periods and determined that they are not expected to have a material impact on the condensed consolidated financial statements.
Recently adopted and issued accounting standards
In November 2023, the FASB issued Update 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures". This Update applies to all public entities that are required to report segment information in accordance with Topic 280. The amendments in this Update improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The standard should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of adopting this new standard.
In December 2023, the FASB issued Update 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures". This Update applies to all entities that are subject to Topic 740. The amendments in this Update improve income tax disclosures primarily related to the rate reconciliation and income taxes paid information as well as the effectiveness of certain other income tax disclosures. The new standard is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The standard should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the impact of adopting this new standard.